Fair value of financial instruments - Level 3 (Details) - Loans at fair value through profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Fair value of financial instruments [Line Items]
Balance at the beginning	$ 5,313
Balance at the end	0	$ 5,313
At fair value through profit or loss
Disclosure of Fair value of financial instruments [Line Items]
Balance at the beginning	5,313	4,949
Additions		5,800
Net changes in fair value(1)	437	364
Write-offs	(5,750)
Balance at the end	$ 0	$ 5,313